FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [X] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   DESTINATION WEALTH MANAGEMENT

Address:        1255 Treat Blvd

                Suite 900

                Walnut Creek, CA  94597

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  May 10, 2012



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  106


Form 13F Information Table Value Total:  707,303
                                        (thousands)



List of Other Included Managers:


NONE




Name 			 Title    Cusip	    Value	Shares   Disc  Other Voting
of Issuer	       of Class				(x 1000)	   Mgrs
1/100 Berkshire   Common    84990175	975	800	   Sole  None   Sole
3m Company        Common    88579Y101	1329	14893	   Sole  None   Sole
A F L A C Inc     Common    1055102	      12664	275357   Sole  None   Sole
Abbott Lab.       Common    2824100	      12818	209143   Sole  None   Sole
Agilent Tech.	Common    00846U101	680	15276	   Sole  None   Sole
Amazon Com Inc    Common    23135106	11005	54342	   Sole  None   Sole
Apple Computer    Common    37833100	11260	18780	   Sole  None   Sole
Asante Tech.	Common    43412105	1	11055	   Sole  None   Sole
AT&T Inc.         Common    00206R102	535	17144	   Sole  None   Sole
Baraka Petroleum  Common    Q12957108	1	25000	   Sole  None   Sole
Baxter Intrntnl   Common    71813109	11965	200155   Sole  None   Sole
Berkshire Hathwy  Common    84670702	11621	143206   Sole  None   Sole
Biotime Inc       Common    09066L105	2622	594645   Sole  None   Sole
BlackRock		ETF	    464288612	206	1856	   Sole  None   Sole
BlackRock		ETF	    464287457	326	3861	   Sole  None   Sole
BlackRock		ETF	    464288646	30361	288909   Sole  None   Sole
BlackRock		ETF	    464287226	5231	47624	   Sole  None   Sole
BlackRock		ETF	    464288638	442	4064	   Sole  None   Sole
BlackRock		ETF	    464288679	3670	33309	   Sole  None   Sole
BlackRock		ETF	    464287176	25532	217013   Sole  None   Sole
BlackRock		ETF	    464287754	1712	23977	   Sole  None   Sole
BlackRock		ETF	    464287697	26593	308644   Sole  None   Sole
BlackRock		ETF	    464287168	518	9264	   Sole  None   Sole
BlackRock		ETF	    464287846	512	7234	   Sole  None   Sole
BlackRock		ETF	    464287234	23253	541466   Sole  None   Sole
BlackRock		ETF	    464288513	1357	14956	   Sole  None   Sole
BlackRock		ETF	    464288802	243	3953	   Sole  None   Sole
BlackRock		ETF	    464286103	12679	539289   Sole  None   Sole
BlackRock		ETF	    464286400	12218	188951   Sole  None   Sole
BlackRock		ETF	    464287465	2607	47489	   Sole  None   Sole
BlackRock		ETF	    464286673	12409	962696   Sole  None   Sole
BlackRock		ETF	    464287614	357	5400	   Sole  None   Sole
BlackRock		ETF	    464287598	327	4660	   Sole  None   Sole
BlackRock		ETF	    464287630	256	3505	   Sole  None   Sole
BlackRock		ETF	    464287705	574	6726	   Sole  None   Sole
BlackRock		ETF       464287200	4261	30178	   Sole  None   Sole
BlackRock		ETF       464287879	397	5058     Sole  None   Sole
BlackRock		ETF	    464288216	19404	584278   Sole  None   Sole
BlackRock		ETF	    464287507	22876	230557   Sole  None   Sole
BlackRock		ETF	    464287549	16648	235043   Sole  None   Sole
BlackRock		ETF	    464288158	12684	118991   Sole  None   Sole
BlackRock		ETF	    464287804	26771	350820   Sole  None   Sole
BlackRock		ETF	    464285105	220	13499	   Sole  None   Sole
BlackRock		ETF	    464287648	281	2942	   Sole  None   Sole
BlackRock		ETF	    464287341	1611	40490	   Sole  None   Sole
BP Plc Adr        Common    55622104	236	5252	   Sole  None   Sole
C S X Corp        Common    126408103	321	14916	   Sole  None   Sole
Caterpillar Inc   Common    149123101	252	2362	   Sole  None   Sole
Central Fd Cda    Common    153501101	217	9867	   Sole  None   Sole
Chevron Corp.     Common    166764100	17426	162544   Sole  None   Sole
Cisco Systems     Common    17275R102	1084	51261	   Sole  None   Sole
Citigroup         Common    172967424	9680	264853   Sole  None   Sole
Colgate-Palmolive Common    194162103	1043	10669	   Sole  None   Sole
Cons Freightways  Common    209232107	1	10000	   Sole  None   Sole
Costco Companies  Common    22160K105	14271	157165   Sole  None   Sole
Coventry Health   Common    222862104	1618	45495	   Sole  None   Sole
D T E Energy Co.  Common    233331107	230	4176	   Sole  None   Sole
Disney(Walt) Co.  Common    254687106	13102	299276   Sole  None   Sole
Evolution Petrol. Common    30049A107	93	10000	   Sole  None   Sole
Exxon Mobil Corp  Common    30231G102	13521	155901   Sole  None   Sole
General Electric  Common    369604103	14152	705118   Sole  None   Sole
Google Inc Class  Common    38259P508	489	762	   Sole  None   Sole
Hewlett-Packard   Common    428236103	1876	78733	   Sole  None   Sole
Intel Corp        Common    458140100	4850	172497   Sole  None   Sole
Intl Business     Common    459200101	3094	14829	   Sole  None   Sole
Ipath Commodity   ETF	    06738C778	24176	571268   Sole  None   Sole
Ipath DJ AIG      ETF	    06739H206	12303	223272   Sole  None   Sole
Itv Plc Ord       Common    G4984A110	16	11420	   Sole  None   Sole
Johnson & Johnson Common    478160104	12085	183213   Sole  None   Sole
Location Based    Common    539573105	43	114100   Sole  None   Sole
Mastercard Inc    Common    57636Q104	11558	27483	   Sole  None   Sole
Mc Donalds Corp.  Common    580135101	13533	137946   Sole  None   Sole
Microsoft Corp    Common    594918104	438	13588	   Sole  None   Sole
Nvidia Corp       Common    67066G104	200	13000    Sole  None   Sole
Oracle Systems   	Common    68389X105	10991	376912   Sole  None   Sole
Pfizer Incorp.    Common    717081103	932	41160    Sole  None   Sole
Philip Morris     Common    718172109	295	3332	   Sole  None   Sole
PIMCO	            ETF	    72201R205	30723	568320   Sole  None   Sole
Powershares Bybck ETF	    73935X286	3386	115377   Sole  None   Sole
PowerShares QQQ   ETF	    73935A104	493	7295	   Sole  None   Sole
Procter & Gamble  Common    742718109	462	6870	   Sole  None   Sole
Qualcomm Inc      Common    747525103	13097	192439   Sole  None   Sole
Rydex S&P Equal   ETF	    78355W817	13909	236792   Sole  None   Sole
Schwab 	      ETF	    808524102	1204	35498	   Sole  None   Sole
Schwab       	ETF	    808524607	308	8309	   Sole  None   Sole
Schwab         	ETF	    808524300	262	7669	   Sole  None   Sole
Schwab           	ETF	    808524706	367	14229    Sole  None   Sole
Schwab            ETF	    808524805	215	8261	   Sole  None   Sole
SPDR BARCLAY TSY  ETF	    78464A334	965	26379	   Sole  None   Sole
SPDR Gold TRUST   ETF	    78463V107	49074	302699   Sole  None   Sole
SPDR S&P Dvdnds   ETF	    78464A763	25727	454223   Sole  None   Sole
Star Scientific   Common    85517P101	164	50000	   Sole  None   Sole
Stryker Corp      Common    863667101	11402	205513   Sole  None   Sole
The Charles Schwb Common    808513105	661	45972	   Sole  None   Sole
Ttc Technology    Common    87304R100	1	10000	   Sole  None   Sole
Union Pacific     Common    907818108	282	2620	   Sole  None   Sole
United Sec Bncshr Common    911460103	184	74895	   Sole  None   Sole
Vanguard 	      ETF	    92204A504	1744	25804	   Sole  None   Sole
Vanguard 	      ETF	    922908637	10558	163865   Sole  None   Sole
Vanguard    	ETF	    921937835	280	3366	   Sole  None   Sole
Vanguard          ETF	    922908736	666	9378	   Sole  None   Sole
Vanguard          ETF	    922908744	13031	225923   Sole  None   Sole
Visa              Common    92826C839	293	2483	   Sole  None   Sole
Vodafone Airtouch Common    92857W209	12040	435118   Sole  None   Sole
Wal-Mart Stores   Common    931142103	206	3361	   Sole  None   Sole
Xilinx Inc        Common    983919101	521	14284	   Sole  None   Sole